Annual Total Returns[BarChart] - DWS Short-Term Municipal Bond Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	3.19%	1.40%	(0.45%)	1.36%	0.57%	(0.13%)	1.11%	1.16%	3.29%	2.53%